Consolidated statements of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement of cash flows [abstract]
Cash and cash equivalents at beginning of period	[2]	€ 1,688	[1]	€ 1,939	[1]	€ 2,334
Net income (loss)	[2],[3]	1,173	[4]	1,097	[4]	1,870
Results of discontinued operations, net of income tax	[2]	(19)	[4],[5]	(213)	[4],[5]	843	[3],[6]
Depreciation, amortization, and impairment of fixed assets	[2]	1,402		1,089		1,025
Impairment of goodwill and other non-current financial assets	[2]	97		1		15
Share-based compensation	[2]	98		97		116
Net gain on sale of assets	[2]	77		71		107
Interest income	[2]	27		31		40
Interest expense on debt, borrowings, and other liabilities	[2]	174		165		186
Income taxes	[2]	337		193		349
Investments in associates, net of income taxes	[2]	6		2
Decrease (increase) in working capital	[2]	819		179		(101)
Decrease (increase) in receivables and other current assets	[2]	(274)		(97)		64
Decrease (Increase) in inventories	[2]	(175)		(394)		(144)
Increase (decrease) in accounts payable, accrued and other current liabilities	[2]	(369)		311		181
Decrease (increase) in non-current receivables, other assets and other liabilities	[2]	122		(49)		(358)
Increase (decrease) in provisions	[2]	27		(271)		(252)
Other items	[2]	(5)		(59)		261
Interest paid	[2]	172		170		215
Interest received	[2]	27		35		40
Dividends received from investments in associates	[2]	12		20		6
Income taxes paid	[2]	363		301		284
Net cash provided by (used for) operating activities	[2]	2,031		1,780		1,870
Net capital expenditures	[2]	978		796		685
Purchase of intangible assets	[2]	156		123		106
Expenditures on development assets	[2]	339		298		333
Capital expenditures on property, plant and equipment	[2]	518		422		420
Proceeds from sales of property, plant and equipment	[2]	35		46		175
Net proceeds from (cash used for) derivatives and current financial assets	[2]	385		(175)		(198)
Purchase of other non-current financial assets	[2]	63		34		42
Proceeds from other non-current financial assets	[2]	162		77		6
Purchase of businesses, net of cash acquired	[2]	255		628		2,344
Net proceeds from sale of interests in businesses, net of cash disposed of	[2]	146		70		64
Net cash provided by (used for) for investing activities	[2]	(603)		(1,486)		(3,199)
Proceeds from issuance (payments on) short-term debt	[2]	23		34		12
Principal payments on short-term portion of long-term debt	[2]	761		1,161		1,332
Proceeds from issuance of long-term debt	[2]	847		1,287		1,115
Re-issuance of treasury shares	[2]	58		94		227
Purchase of treasury shares	[2]	1,376		1,042		642
Proceeds from sale of Signify (Philips Lighting) shares	[2]					1,065
Transaction costs paid for sale of Signify (Philips Lighting) shares	[2]					5
Dividends paid to shareholders of Koninklijke Philips N.V.	[2]	453		401		384
Dividends paid to shareholders of non-controlling interests	[2]	2		3		2
Net cash provided by (used for) financing activities	[2]	(1,665)		(1,192)		55
Net cash provided by (used for) continuing operations	[2]	(237)		(898)		(1,274)
Net cash provided by (used for) discontinued operations	[2]	(25)		647		1,063
Net cash provided by (used for) continuing and discontinued operations	[2]	(262)		(251)		(211)
Effect of changes in exchange rates on cash and cash equivalents	[2]	(2)		0		(184)
Cash and cash equivalents at end of period	[1],[2]	€ 1,425		€ 1,688		€ 1,939

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[3]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[4]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[5]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[6]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.